Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Securities	Dec. 31, 2013 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	410	233
Fair value, continuous unrealized loss position for less than 12 months	$ 402,058	$ 891,195
Unrealized losses, continuous unrealized loss position for less than 12 months	(10,962)	(40,485)
Number of issues, continuous unrealized loss position for 12 months or more	51	24
Fair value, continuous unrealized loss position for 12 months or more	209,977	121,360
Unrealized losses, continuous unrealized loss position for 12 months or more	(10,368)	(15,219)
Total unrealized losses	(21,330)	(55,704)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		15
Fair value, continuous unrealized loss position for less than 12 months		74,713
Unrealized losses, continuous unrealized loss position for less than 12 months		(5,180)
Number of issues, continuous unrealized loss position for 12 months or more	2	1
Fair value, continuous unrealized loss position for 12 months or more	6,293	14,663
Unrealized losses, continuous unrealized loss position for 12 months or more	(110)	(4,684)
Total unrealized losses	(110)	(9,864)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	126	209
Fair value, continuous unrealized loss position for less than 12 months	318,039	805,236
Unrealized losses, continuous unrealized loss position for less than 12 months	(9,488)	(35,258)
Number of issues, continuous unrealized loss position for 12 months or more	45	16
Fair value, continuous unrealized loss position for 12 months or more	181,573	72,904
Unrealized losses, continuous unrealized loss position for 12 months or more	(9,586)	(8,493)
Total unrealized losses	(19,074)	(43,751)
Foreign government
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for 12 months or more	1	1
Fair value, continuous unrealized loss position for 12 months or more	9,782	8,976
Unrealized losses, continuous unrealized loss position for 12 months or more	(175)	(977)
Total unrealized losses	(175)	(977)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	5
Fair value, continuous unrealized loss position for less than 12 months	358
Number of issues, continuous unrealized loss position for 12 months or more	2	5
Fair value, continuous unrealized loss position for 12 months or more	2,804	15,742
Unrealized losses, continuous unrealized loss position for 12 months or more	(22)	(140)
Total unrealized losses	(22)	(140)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	3
Fair value, continuous unrealized loss position for less than 12 months	113	5,533
Unrealized losses, continuous unrealized loss position for less than 12 months		(38)
Total unrealized losses		(38)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		5,076
Unrealized losses, continuous unrealized loss position for less than 12 months		(4)
Number of issues, continuous unrealized loss position for 12 months or more	1	1
Fair value, continuous unrealized loss position for 12 months or more	9,525	9,075
Unrealized losses, continuous unrealized loss position for 12 months or more	(475)	(925)
Total unrealized losses	(475)	(929)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	132	228
Fair value, continuous unrealized loss position for less than 12 months	318,510	890,558
Unrealized losses, continuous unrealized loss position for less than 12 months	(9,488)	(40,480)
Number of issues, continuous unrealized loss position for 12 months or more	51	24
Fair value, continuous unrealized loss position for 12 months or more	209,977	121,360
Unrealized losses, continuous unrealized loss position for 12 months or more	(10,368)	(15,219)
Total unrealized losses	(19,856)	(55,699)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	278	5
Fair value, continuous unrealized loss position for less than 12 months	83,548	637
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,474)	(5)
Total unrealized losses	(1,474)	(5)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	50	175
Fair value, continuous unrealized loss position for less than 12 months	215,548	851,728
Unrealized losses, continuous unrealized loss position for less than 12 months	(4,173)	(37,398)
Number of issues, continuous unrealized loss position for 12 months or more	32	10
Fair value, continuous unrealized loss position for 12 months or more	167,719	66,380
Unrealized losses, continuous unrealized loss position for 12 months or more	(5,222)	(9,785)
Total unrealized losses	(9,395)	(47,183)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	82	53
Fair value, continuous unrealized loss position for less than 12 months	102,962	38,830
Unrealized losses, continuous unrealized loss position for less than 12 months	(5,315)	(3,082)
Number of issues, continuous unrealized loss position for 12 months or more	19	14
Fair value, continuous unrealized loss position for 12 months or more	42,258	54,980
Unrealized losses, continuous unrealized loss position for 12 months or more	(5,146)	(5,434)
Total unrealized losses	$ (10,461)	$ (8,516)